PROVISIONS - Rollforward (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions
Reclassified to other receivables	$ (113)
Current
Balance in the beginning	1,622	$ 1,557
Additions/(recoveries), Capital	2,299	321
Reclassifications	1,093	1,374
Decreases	(3,397)	(1,630)
Balance at the end	1,617	1,622
Non-current
Balance in the beginning	6,301	7,263
Additions/(recoveries), Capital	2,972	1,674
Additions/(recoveries), Interest	916	2,416
Reclassifications	(1,093)	(1,374)
Decreases	(1,634)	(3,678)
Balance at the end	7,462	6,301
Total provisions
Total provisions in the beginning	7,923	8,820
Additions/(recoveries), Capital	5,271	1,995
Additions/(recoveries), Interest	916	2,416
Decreases	(5,031)	(5,308)
Total provisions at the end	9,079	7,923
Other information
Additions/(recoveries), Capital, charged to provisions	(3,014)	(1,362)
Additions/(recoveries), Capital, charged to other operating expenses	3,003	1,751
Additions/(recoveries), Capital, charged to rights of use assets	2,261	75
Additions/(recoveries), Capital, charged to other comprehensive income	7	(7)
Additions/(recoveries), Capital, charged from account payable		176
Provisions
Current
Balance in the beginning	1,622	1,557
Additions/(recoveries), Capital	2,299	321
Reclassifications	1,093	1,374
Decreases	(3,397)	(1,630)
Balance at the end	1,617	1,622
Non-current
Balance in the beginning	5,440	6,224
Additions/(recoveries), Capital	711	1,599
Additions/(recoveries), Interest	672	2,157
Reclassifications	(1,093)	(1,374)
Decreases	(1,250)	(3,166)
Balance at the end	4,480	5,440
Asset retirement obligations
Non-current
Balance in the beginning	861	1,039
Additions/(recoveries), Capital	2,261	75
Additions/(recoveries), Interest	244	259
Decreases	(384)	(512)
Balance at the end	$ 2,982	$ 861